Subsequent Events (Details)											3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 13, 2024 shares	Jul. 05, 2024 $ / shares	Apr. 01, 2024 USD ($) shares	Feb. 14, 2024 USD ($) $ / shares shares	Feb. 13, 2024 shares	Feb. 05, 2024 $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	Jan. 03, 2023 USD ($)	Nov. 19, 2019 $ / shares shares	Nov. 14, 2019 $ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 shares	Feb. 29, 2024 $ / shares shares	Oct. 08, 2021 $ / shares	Dec. 31, 2018 shares
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares											$ 1	$ 1	$ 0.8059
Weighted average price percentage												80.00%
Preferred stock, shares				3,999,997						2,845,597
Common stock issued upon conversion										100
Price per share (in Dollars per share) | $ / shares									$ 1.7571
Common stock outstanding													9,068,899	9,044,733
Sale of units											7,600,000
Accrual of interest in trust account (in Dollars) | $													$ 27,637	$ 12,014
Common stock issued													9,068,899	9,044,733
Addition shares issuable											369,401
Shares issuable upon exercise of option or warrants													24,166
Exercised redemption rights (in Dollars) | $													$ 5,766	$ 5,625
Common stock outstanding															5,000,000
Conversion of shares									100
Issuance of common stock																10,039		100
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001
Common stock received (in Dollars) | $													$ 907	$ 904
Preferred stock par value (in Dollars per share) | $ / shares										$ 1.7571
Warrants to purchase											9,192,500	9,192,500				2,500
Aggregate cash proceeds (in Dollars) | $				$ 10,000,000
Minimum [Member]
Subsequent Events (Details) [Line Items]
Exchange ratio													0.0806
Maximum [Member]
Subsequent Events (Details) [Line Items]
Exchange ratio													0.1757
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issuable upon exercise of option or warrants													24,166	70,312
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination shares													671,285
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of conversion amount		25.00%
Weighted average price percentage		80.00%
Sale of units			626
Addition shares issuable						1,200,000
Issuance of common stock					1,200,000
Holders of redeemed (in Dollars) | $				$ 7,456,463.3
Redeemed per public share (in Dollars per share) | $ / shares				$ 11.11
Outstanding preferred shares (in Dollars) | $				$ 50,000,000
Earnout shares				875,000
Vested shares				200,000	1,000,000
Liquidation preference (in Dollars per share) | $ / shares				$ 10
Exchange ratio				0.064452
Dividing per share (in Dollars per share) | $ / shares				$ 10
Common stock received (in Dollars) | $				$ 1
Conversion price (in Dollars) | $				$ 1,000
Preferred stock par value (in Dollars per share) | $ / shares																$ 0.0001
Aggregate cash proceeds (in Dollars) | $			$ 0.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Shares issuable upon exercise of option or warrants						382,651
Warrants to purchase																612,746
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Weighted average price percentage		80.00%
Subsequent Event [Member] | First Level Earnout Target [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 12.5
Percentage of conversion price of preferred stock						125.00%
Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events (Details) [Line Items]
Percentage of conversion price of preferred stock						150.00%
Subsequent Event [Member] | Business Combination [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Business combination shares						4,651,704
Subsequent Event [Member] | Business Combination [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Business combination shares						5,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Deposit held in trust (in Dollars) | $							$ 22,600
Exceed shares of purchase price													10,000
Issuance of common stock													500,000
Liquidation preference (in Dollars per share) | $ / shares													$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock													1,629,500
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Business Combination Agreement [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares													10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | CERo Common Stock [Member]
Subsequent Events (Details) [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares													$ 10
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Public shares exercised							11,625
Payments for Deposits (in Dollars) | $							$ 128,133
Price per share (in Dollars per share) | $ / shares				$ 10
Public shares							753,332
Accrual of interest in trust account (in Dollars) | $							$ 8,400,000
Addition shares issuable						1,200,000
Shares issuable upon exercise of option or warrants						382,651
Holders of redeemed (in Dollars) | $				$ 7,456,463.3
Exchange ratio				0.064452
Earnout shares				875,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock																0.0001
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of restricted				1,200,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Second Business Combination Agreement Amendment [Member]
Subsequent Events (Details) [Line Items]
Business combination shares					875,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events (Details) [Line Items]
Business combination shares					1,000,000
Outstanding preferred shares (in Dollars) | $				$ 50,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | CERo Common Stock [Member]
Subsequent Events (Details) [Line Items]
Per share of liquidation (in Dollars per share) | $ / shares				$ 10
Earnout shares				1,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of restricted				1,000,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 11.02
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion of shares													4,596,250
Class A Common Stock [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding													5,563,297
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares		$ 1
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Vested shares					875,000
Liquidation preference (in Dollars per share) | $ / shares				$ 10
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding													5,481,250	885,000
Common stock issued													5,481,250	885,000
Addition shares issuable													9,192,500
Exercised redemption rights (in Dollars) | $													$ 671,285
Common stock outstanding													5,563,297
Exceed shares of purchase price													1
Conversion of shares													4,596,250
Holders of redeemed (in Dollars) | $								$ 26,481,101
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding							6,234,582
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Common stock issued						4,651,704
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Common stock issued						5,000,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Business Combination Agreement [Member]
Subsequent Events (Details) [Line Items]
Business combination shares					1,200,000
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares											$ 750	$ 750
Preferred stock, shares				415,498					2,845,597	2,845,597
Common stock issued upon conversion										2,845,597
Common stock issued													3,999,997
Preferred stock par value (in Dollars per share) | $ / shares											$ 1,000	$ 1,000	$ 1.7571
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares	38
Common stock issued upon conversion	2,777
Series A Preferred Stock [Member] | Subsequent Event [Member] | Second Level Earnout Target [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 15
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock													1,500
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 12.5
Percentage of conversion price of preferred stock						125.00%
Series A Preferred Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares						$ 15
Percentage of conversion price of preferred stock						150.00%
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, shares	140
Common stock issued upon conversion	26,900,000
Convertible Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock issued upon conversion							4,596,250
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock issued upon conversion												584,505
Common stock issued													45,350,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Earnout shares				1,000,000
Common stock received (in Dollars) | $				$ 1,200,000
Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 10
Earnout shares				200,000
Common Class B [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001
Common Class B [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding													0	4,596,250
Common stock issued													0	4,596,250
Common stock, par value (in Dollars per share) | $ / shares														$ 0.0001
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issuance of common stock																10,039
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																	$ 10
Issuance of common stock													885,000
Common stock received (in Dollars) | $														$ 885,000
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares													$ 10
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Sale of units							885,000
Issuance of common stock																10,080
Private Placement [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock issued													885,000
IPO [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																	$ 10
Sale of units													17,500,000
Common stock received (in Dollars) | $														$ 1,288,298
IPO [Member] | Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Subsequent Events (Details) [Line Items]
Exceed shares of purchase price													82,047
Initial Public Offering [Member]
Subsequent Events (Details) [Line Items]
Common stock issued													82,047